Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.45%
Brazil-10.20%
Ambev S.A.	713,186	$1,587,250
Banco do Brasil S.A.	466,800	1,642,561
Banco Santander Brasil S.A., Series CPO	310,000	1,463,468
BB Seguridade Participacoes S.A.	328,100	1,974,970
Caixa Seguridade Participacoes S.A.	643,301	1,583,390
Centrais Eletricas Brasileiras S.A.	242,300	1,636,381
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	79,300	1,534,144
Cia Energetica de Minas Gerais, Preference Shares	855,400	1,578,316
Cia Paranaense de Energia - Copel, Class B, Preference Shares	842,700	1,785,180
CPFL Energia S.A.	300,000	2,031,419
ENGIE Brasil Energia S.A.	328,300	2,341,503
Equatorial Energia S.A.	252,600	1,537,198
Itau Unibanco Holding S.A., Preference Shares	304,775	1,914,047
Itausa S.A., Preference Shares	994,657	1,838,815
Klabin S.A.	618,857	2,056,022
Motiva Infraestrutura de Mobilidade S.A.	621,800	1,367,204
Neoenergia S.A.	398,400	1,744,163
Petroleo Brasileiro S.A., Preference Shares	297,900	1,736,781
Porto Seguro S.A.	200,100	1,854,621
Suzano S.A.	173,200	1,613,343
Telefonica Brasil S.A.	305,780	1,719,366
TIM S.A.	403,900	1,494,096
Vale S.A.	168,400	1,608,035
		39,642,273
Chile-5.11%
Banco de Chile	15,293,947	2,092,866
Banco de Credito e Inversiones S.A.	47,188	1,860,376
Banco Santander Chile	36,507,299	2,094,803
Cencosud S.A.	517,776	1,549,499
Empresas CMPC S.A.	1,136,625	1,590,565
Empresas COPEC S.A.	247,394	1,627,007
Enel Americas S.A.	22,240,031	2,203,378
Enel Chile S.A.	25,421,122	1,617,576
Falabella S.A.	340,511	1,686,765
LATAM Airlines Group S.A.(a)	86,971,272	1,889,405
Plaza S.A.	771,634	1,619,432
		19,831,672
China-3.52%
Bank of China Ltd., H Shares	2,733,309	1,577,703
Bank of Communications Co. Ltd., H Shares(b)	1,708,000	1,538,682
China CITIC Bank Corp. Ltd., H Shares	1,606,000	1,492,170
China Construction Bank Corp., H Shares	1,592,278	1,628,588
China Power International Development Ltd.	3,856,000	1,511,534
China Tower Corp. Ltd., H Shares(c)	1,006,000	1,407,712
China Zheshang Bank Co. Ltd., H Shares	4,540,000	1,595,394
Industrial & Commercial Bank of China Ltd., H Shares	1,966,089	1,506,467
Jiangsu Expressway Co. Ltd., H Shares	1,154,000	1,415,032
		13,673,282
Colombia-0.41%
Grupo Cibest S.A., Preference Shares	145,371	1,598,508
	Shares	Value
Czech Republic-1.11%
CEZ A.S.	40,043	$2,325,882
Komercni banka A.S.	41,361	1,975,194
		4,301,076
Egypt-0.65%
Commercial International Bank-Egypt (CIB) S.A.E.	1,312,689	2,543,122
Greece-2.19%
GEK TERNA S.A.	84,567	2,093,403
Hellenic Telecommunications Organization S.A.	88,281	1,604,648
JUMBO S.A.	46,197	1,562,787
Motor Oil Hellas Corinth Refineries S.A.	52,242	1,500,995
OPAP S.A.	78,000	1,752,076
		8,513,909
Hungary-1.10%
MOL Hungarian Oil & Gas PLC	283,601	2,473,007
OTP Bank Nyrt.	21,906	1,784,028
		4,257,035
India-2.00%
Dr. Reddy’s Laboratories Ltd., ADR(b)	107,984	1,535,532
HDFC Bank Ltd., ADR(b)	20,605	1,581,846
ICICI Bank Ltd., ADR(b)	52,479	1,768,542
Infosys Ltd., ADR(b)	81,225	1,358,082
Reliance Industries Ltd., GDR(c)	24,031	1,512,674
		7,756,676
Indonesia-0.36%
PT Bank Central Asia Tbk	2,757,337	1,381,965
Kuwait-5.31%
Al Ahli Bank of Kuwait K.S.C.P.	2,084,608	2,047,875
Boubyan Bank K.S.C.P.	1,127,868	2,598,346
Burgan Bank SAK	1,897,204	1,547,579
Gulf Bank K.S.C.P.	1,677,436	1,853,972
Kuwait Finance House K.S.C.P.	1,561,335	4,113,368
Mabanee Co. K.P.S.C.	965,976	2,798,455
Mobile Telecommunications Co. K.S.C.P.	1,843,906	3,202,618
National Bank of Kuwait S.A.K.P.	722,370	2,473,725
		20,635,938
Malaysia-9.14%
AMMB Holdings Bhd.	1,322,000	1,562,056
Bursa Malaysia Bhd.	1,079,400	1,903,871
CIMB Group Holdings Bhd.	994,800	1,520,669
Genting Bhd.	2,236,500	1,636,435
Hong Leong Bank Bhd.	601,500	2,674,024
IHH Healthcare Bhd.	1,758,947	2,741,499
Malayan Banking Bhd.	1,204,192	2,648,524
MISC Bhd.	1,078,700	1,883,873
Nestle Malaysia Bhd.	85,100	1,755,105
Petronas Gas Bhd.	619,900	2,610,993
Public Bank Bhd.	2,018,600	1,988,056
QL Resources Bhd.	2,603,300	2,590,934
RHB Bank Bhd.	1,664,000	2,388,991
SD Guthrie Bhd.	1,496,500	1,671,704
Telekom Malaysia Bhd.	1,338,900	2,113,815
Tenaga Nasional Bhd.	609,172	1,855,506
United Plantations Bhd.	389,000	1,973,654
		35,519,709
Mexico-3.34%
America Movil S.A.B. de C.V., Class B	2,142,080	1,937,468
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Mexico-(continued)
Arca Continental S.A.B. de C.V.	138,373	$1,444,985
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	174,303	1,448,043
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(d)	170,589	1,543,034
Gruma S.A.B. de C.V., Class B	90,331	1,564,199
Grupo Comercial Chedraui S.A. de C.V.	212,499	1,724,618
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	955,827	1,784,894
Promotora y Operadora de Infraestructura S.A.B de C.V.	128,843	1,521,536
		12,968,777
Peru-0.46%
Credicorp Ltd.	7,468	1,769,916
Poland-0.84%
Orange Polska S.A.(b)	664,105	1,554,396
ORLEN S.A.(b)	76,695	1,714,081
		3,268,477
Qatar-6.02%
AlRayan Bank	4,575,068	2,988,717
Commercial Bank P.S.Q.C. (The)	1,793,986	2,409,449
Dukhan Bank	2,543,024	2,551,548
Industries Qatar Q.S.C.	771,218	2,813,435
Mesaieed Petrochemical Holding Co. Q.P.S.C.	6,497,749	2,415,551
Ooredoo Q.P.S.C.	620,529	2,293,217
Qatar Gas Transport Co. Ltd.	1,595,421	2,103,453
Qatar Islamic Bank Q.P.S.C.	411,479	2,772,214
Qatar National Bank Q.P.S.C.	592,080	3,046,032
		23,393,616
Romania-0.64%
NEPI Rockcastle N.V.(a)	320,555	2,468,573
Russia-0.00%
X5 Retail Group N.V., GDR(a)(c)(e)	51,546	0
Saudi Arabia-14.95%
Abdullah Al Othaim Markets Co.	1,035,024	2,013,450
Ades Holding Co.	419,312	1,406,528
Al Rajhi Bank	83,925	2,116,091
Alinma Bank	317,568	2,183,761
Almarai Co. JSC	138,759	1,769,690
Arab National Bank	293,862	1,699,946
Bank AlBilad	245,432	1,699,325
Bank Al-Jazira(a)	524,210	1,750,996
Banque Saudi Fransi	421,867	1,927,396
Dallah Healthcare Co.	57,874	2,096,250
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	25,722	1,796,579
Etihad Etisalat Co.	99,107	1,615,907
Jarir Marketing Co.	879,390	3,010,020
Nahdi Medical Co.	70,959	2,340,929
Riyad Bank	215,661	1,618,214
SABIC Agri-Nutrients Co.	75,689	2,400,822
Sahara International Petrochemical Co.	371,769	1,771,908
Saudi Arabian Oil Co.(c)	462,823	2,994,768
Saudi Aramco Base Oil Co.	71,823	1,993,000
Saudi Awwal Bank	186,806	1,610,253
Saudi Basic Industries Corp.	167,415	2,438,188
Saudi Electricity Co.	616,069	2,422,516
Saudi Industrial Investment Group(a)	350,273	1,676,068
Saudi Investment Bank (The)	591,126	2,265,043
	Shares	Value
Saudi Arabia-(continued)
Saudi Kayan Petrochemical Co.(a)	1,382,027	$1,680,944
Saudi National Bank (The)	193,224	1,928,200
Saudi Tadawul Group Holding Co.	37,949	1,654,801
Saudi Telecom Co.	193,722	2,168,464
Yanbu National Petrochemical Co., Class A	249,248	2,024,826
		58,074,883
South Africa-5.57%
Bid Corp. Ltd.	78,301	1,982,863
Bidvest Group Ltd. (The)	113,915	1,492,858
Capitec Bank Holdings Ltd.	8,155	1,592,527
Clicks Group Ltd.	88,622	1,869,962
Discovery Ltd.	135,294	1,616,223
FirstRand Ltd.	362,609	1,551,231
Growthpoint Properties Ltd.	2,521,365	1,987,230
Investec Ltd.	248,293	1,836,727
OUTsurance Group Ltd.	380,234	1,623,051
Remgro Ltd.	176,110	1,616,364
Sanlam Ltd.	312,568	1,515,405
Shoprite Holdings Ltd.	101,064	1,480,096
Standard Bank Group Ltd.	115,102	1,492,027
		21,656,564
South Korea-2.09%
Industrial Bank of Korea	165,994	2,315,858
Kangwon Land, Inc.	144,169	1,935,210
Korean Air Lines Co. Ltd.	87,919	1,488,502
LG Uplus Corp.	226,623	2,385,570
		8,125,140
Taiwan-11.08%
Asia Cement Corp.	1,269,872	1,716,574
Chang Hwa Commercial Bank Ltd.	4,352,015	2,688,102
Chunghwa Telecom Co. Ltd.	763,137	3,297,730
CTBC Financial Holding Co. Ltd.	1,103,000	1,515,629
E.Sun Financial Holding Co. Ltd.	1,784,292	1,908,290
Far EasTone Telecommunications Co. Ltd.(a)	629,810	1,717,744
First Financial Holding Co. Ltd.	2,174,386	2,147,933
Hua Nan Financial Holdings Co. Ltd.	2,027,146	1,942,392
Mega Financial Holding Co. Ltd.	1,485,012	2,112,423
Poya International Co. Ltd.	97,970	1,516,125
President Chain Store Corp.	254,000	2,176,650
Shanghai Commercial & Savings Bank Ltd. (The)	1,054,902	1,514,466
SinoPac Financial Holdings Co. Ltd.	1,990,581	1,642,448
Taichung Commercial Bank Co. Ltd.	2,492,000	1,851,704
Taishin Financial Holding Co. Ltd.	2,949,277	1,609,673
Taiwan Business Bank	3,431,453	1,843,702
Taiwan Cooperative Financial Holding Co. Ltd.	2,791,595	2,369,362
Taiwan Fertilizer Co. Ltd.	887,677	1,541,785
Taiwan High Speed Rail Corp.	2,912,000	2,653,847
Taiwan Mobile Co. Ltd.	508,800	1,793,672
TCC Group Holdings Co. Ltd.	2,178,900	1,767,464
Uni-President Enterprises Corp.	656,181	1,731,834
		43,059,549
Thailand-6.65%
Advanced Info Service PCL, NVDR	181,560	1,613,116
Bangkok Bank PCL, NVDR	447,869	2,024,400
Bangkok Dusit Medical Services PCL, NVDR	2,652,662	1,745,398
Bangkok Expressway & Metro PCL, NVDR	10,180,317	1,729,394
Kasikornbank PCL, NVDR	401,339	1,984,556
Krung Thai Bank PCL, NVDR	2,325,906	1,563,805
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Thailand-(continued)
Krungthai Card PCL, NVDR	1,437,308	$1,250,778
PTT PCL, NVDR	2,099,593	2,134,811
SCB X PCL, NVDR	566,712	2,189,288
Thai Beverage PCL	4,917,651	1,757,432
Thai Union Group PCL, NVDR	5,242,792	1,775,737
Tisco Financial Group PCL, NVDR	1,348,394	4,092,478
TMBThanachart Bank PCL, NVDR	33,267,900	1,962,391
		25,823,584
United Arab Emirates-6.71%
Abu Dhabi Islamic Bank PJSC	328,329	2,155,763
Abu Dhabi National Oil Co. for Distribution PJSC	2,112,500	2,132,575
ADNOC Drilling Co. PJSC, Class C	1,044,761	1,660,908
ADNOC Gas PLC	2,100,389	1,902,815
ADNOC Logistics & Services	1,265,197	1,603,933
Borouge PLC	3,538,621	2,541,861
Dubai Electricity and Water Authority PJSC	2,847,480	2,143,976
Dubai Islamic Bank PJSC	943,748	2,559,469
Emirates NBD Bank PJSC	256,215	1,864,513
Emirates Telecommunications Group Co. PJSC	434,671	2,241,341
Fertiglobe PLC	2,411,971	1,704,541
First Abu Dhabi Bank PJSC	381,509	1,866,355
Salik Co. PJSC	968,612	1,685,763
		26,063,813
Total Common Stocks & Other Equity Interests (Cost $348,812,362)		386,328,057
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(f)(g) (Cost $193,030)	193,030	$193,030
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.50% (Cost $349,005,392)		386,521,087
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.02%
Invesco Private Government Fund, 4.32%(f)(g)(h)	2,296,234	2,296,234
Invesco Private Prime Fund, 4.46%(f)(g)(h)	5,551,666	5,552,776
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,849,010)		7,849,010
TOTAL INVESTMENTS IN SECURITIES-101.52% (Cost $356,854,402)		394,370,097
OTHER ASSETS LESS LIABILITIES-(1.52)%		(5,912,916)
NET ASSETS-100.00%		$388,457,181

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $5,915,154, which represented 1.52% of the Fund’s Net Assets.

(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,856	$24,816,340	$(24,654,166)	$-	$-	$193,030	$9,243
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,053,634	$28,217,910	$(29,975,310)	$-	$-	$2,296,234	$108,855 *
Invesco Private Prime Fund	5,364,341	48,119,750	(47,930,258)	96	(1,153)	5,552,776	293,548 *
Total	$9,448,831	$101,154,000	$(102,559,734)	$96	$(1,153)	$8,042,040	$411,646

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	25	September-2025	$1,547,875	$52,067	$52,067

(a)	Futures contracts collateralized by $295,204 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Argentina-0.10%
Vista Energy, S.A.B. de C.V., ADR(a)	314	$14,036
Brazil-2.45%
BB Seguridade Participacoes S.A.	2,445	14,717
BRF S.A.	2,141	7,668
Cia Energetica de Minas Gerais, Preference Shares	7,622	14,064
Embraer S.A.	5,515	79,456
NU Holdings Ltd., Class A(a)	11,850	144,807
Porto Seguro S.A.	1,118	10,362
WEG S.A.	9,303	61,665
		332,739
Chile-0.66%
Banco de Chile	177,243	24,254
Cencosud S.A.	7,188	21,511
Falabella S.A.	5,244	25,977
LATAM Airlines Group S.A.(a)	685,655	14,896
Plaza S.A.	1,636	3,433
		90,071
China-40.54%
AAC Technologies Holdings, Inc.	4,272	21,600
Agricultural Bank of China Ltd., H Shares	162,587	106,513
Atour Lifestyle Holdings Ltd., ADR	166	5,614
Bank of China Ltd., H Shares	459,806	265,406
Bank of Communications Co. Ltd., H Shares	104,427	94,075
Bilibili, Inc., Z Shares(a)(b)	1,039	23,771
Brilliance China Automotive Holdings Ltd.	15,342	6,120
BYD Co. Ltd., H Shares(b)	13,125	191,636
China CITIC Bank Corp. Ltd., H Shares	53,235	49,462
China Communications Services Corp. Ltd., H Shares	9,588	5,584
China Construction Bank Corp., H Shares	515,701	527,461
China Everbright Bank Co. Ltd., H Shares	12,572	5,908
China Feihe Ltd.(c)	15,155	9,010
China Galaxy Securities Co. Ltd., H Shares	13,456	18,185
China Hongqiao Group Ltd.(b)	15,847	41,803
China Life Insurance Co. Ltd., H Shares	28,977	83,703
China Merchants Bank Co. Ltd., H Shares	13,016	84,463
China Merchants Port Holdings Co. Ltd.	5,053	9,935
China Merchants Securities Co. Ltd., H Shares(c)	3,365	6,956
China Minsheng Banking Corp. Ltd., H Shares	37,036	22,292
China Pacific Insurance (Group) Co. Ltd., H Shares	9,836	39,614
China State Construction International Holdings Ltd.	7,015	10,747
China Taiping Insurance Holdings Co. Ltd.	6,192	13,759
China Tower Corp. Ltd., H Shares(c)	16,755	23,446
Chongqing Rural Commercial Bank Co. Ltd., H Shares	13,168	10,444
Full Truck Alliance Co. Ltd., ADR	3,431	39,628
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	2,431	17,526
GDS Holdings Ltd., A Shares(a)	7,663	34,535
Geely Automobile Holdings Ltd.	27,885	62,547
Giant Biogene Holding Co. Ltd.(c)	2,087	14,882
Goldwind Science & Technology Co. Ltd., H Shares	3,476	3,086
Great Wall Motor Co. Ltd.(b)	8,858	14,456
Guotai Haitong Securities Co. Ltd., H Shares(c)	8,246	17,801
Industrial & Commercial Bank of China Ltd., H Shares	399,240	305,908
JD Logistics, Inc.(a)(c)	8,850	15,337
	Shares	Value
China-(continued)
JD.com, Inc., A Shares	12,441	$196,094
Kingboard Laminates Holdings Ltd.(b)	2,914	3,741
Kingsoft Corp. Ltd.	5,018	22,818
Meituan, B Shares(a)(c)	32,616	503,185
New China Life Insurance Co. Ltd., H Shares	3,435	21,980
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	44,022	33,821
Pop Mart International Group Ltd.(c)	4,910	153,162
Qifu Technology, Inc., ADR(b)	861	29,558
Qingdao Port International Co. Ltd., H Shares(c)	3,730	3,101
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	86	4,538
Sinopec Engineering Group Co. Ltd., H Shares	7,465	5,796
SITC International Holdings Co. Ltd.	5,151	16,655
Smoore International Holdings Ltd.(c)	12,369	33,352
Tencent Holdings Ltd.	17,773	1,244,327
Tingyi Cayman Islands Holding Corp.	8,178	12,089
Trip.com Group Ltd.	2,900	180,039
Uni-President China Holdings Ltd.	6,651	8,403
Xiaomi Corp., B Shares(a)(c)	114,523	770,505
Yangzijiang Shipbuilding Holdings Ltd.	14,860	29,170
Zhaojin Mining Industry Co. Ltd., H Shares	5,513	13,690
Zhuzhou CRRC Times Electric Co. Ltd.	1,715	6,957
ZTE Corp., H Shares(b)	3,519	11,103
		5,507,297
Colombia-0.19%
Grupo Cibest S.A., Preference Shares	2,344	25,775
Czech Republic-0.42%
CEZ A.S.	664	38,568
Komercni banka A.S.	386	18,434
		57,002
Egypt-0.03%
Talaat Moustafa Group	3,094	3,395
Greece-0.33%
Eurobank Ergasias Services and Holdings S.A.	10,028	36,914
GEK TERNA S.A.	295	7,303
		44,217
Hong Kong-0.28%
United Laboratories International Holdings Ltd. (The)	4,816	9,028
WH Group Ltd.	29,054	29,087
		38,115
Hungary-0.89%
OTP Bank Nyrt.	1,489	121,264
India-10.51%
360 One Wam Ltd.	998	11,945
Bharat Electronics Ltd.	14,136	61,411
Bharti Airtel Ltd.	12,049	262,297
Blue Star Ltd.	524	10,332
Coromandel International Ltd.	747	22,842
Divi’s Laboratories Ltd.	639	47,851
Dixon Technologies India Ltd.(c)	264	50,441
Eicher Motors Ltd.	545	33,911
Eternal Ltd.(a)	30,054	104,892
Fortis Healthcare Ltd.	2,022	19,690
GE Vernova T&D India Ltd.	978	30,307
Glenmark Pharmaceuticals Ltd.	731	17,740
Hitachi Energy India Ltd.	51	11,619
Indian Hotels Co. Ltd. (The)	3,804	31,996
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
India-(continued)
Indus Towers Ltd.(a)	4,715	$19,445
Info Edge (India) Ltd.	1,545	24,397
InterGlobe Aviation Ltd.(a)(c)	753	50,533
Jyoti CNC Automation Ltd.(a)(c)	106	1,227
Lloyds Metals and Energy Ltd.	898	15,401
Lupin Ltd.	935	20,437
Mahindra & Mahindra Ltd.	5,413	197,188
MakeMyTrip Ltd.(a)(b)	263	24,614
Mazagon Dock Shipbuilders Ltd.	289	9,068
Muthoot Finance Ltd.	601	17,874
Oberoi Realty Ltd.	354	6,553
Oil India Ltd.	1,619	8,099
Oracle Financial Services Software Ltd.(a)	76	7,297
PB Fintech Ltd.(a)	1,379	28,299
Persistent Systems Ltd.	365	21,331
Siemens Ltd.	318	10,949
Solar Industries India Ltd.	90	14,545
Sun Pharmaceutical Industries Ltd.	3,669	71,252
Tech Mahindra Ltd.	2,080	34,507
Torrent Pharmaceuticals Ltd.	329	14,004
Trent Ltd.	964	54,987
United Spirits Ltd.	1,006	15,359
Vedanta Ltd.	8,847	42,725
		1,427,365
Indonesia-0.25%
PT Alamtri Resources (Indonesia) Tbk	52,221	5,854
PT Indofood Sukses Makmur Tbk	15,681	8,097
PT Pantai Indah Kapuk Dua Tbk	9,754	9,743
PT Perusahaan Gas Negara Tbk	43,373	4,288
PT Petrindo Jaya Kreasi Tbk(a)	68,290	6,342
		34,324
Kuwait-1.00%
Kuwait Finance House K.S.C.P.	51,381	135,364
Malaysia-2.12%
AMMB Holdings Bhd.	10,907	12,888
CIMB Group Holdings Bhd.	40,221	61,482
Gamuda Bhd.	29,160	35,196
IHH Healthcare Bhd.	11,724	18,273
KPJ Healthcare Bhd.	11,581	7,019
Malayan Banking Bhd.	33,097	72,794
RHB Bank Bhd.	9,184	13,185
Sime Darby Property Bhd.	16,378	5,676
Sunway Bhd.	12,144	13,421
Tenaga Nasional Bhd.	11,979	36,487
United Plantations Bhd.	2,358	11,964
		288,385
Mexico-0.29%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,704	39,222
Peru-0.45%
Credicorp Ltd.	258	61,146
Philippines-0.17%
International Container Terminal Services, Inc.	2,991	22,966
Poland-0.89%
CCC S.A.(a)(b)	359	18,513
CD Projekt S.A.(b)	482	32,309
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,219	70,741
		121,563
	Shares	Value
Qatar-0.19%
Industries Qatar Q.S.C.	7,078	$25,821
Romania-0.13%
NEPI Rockcastle N.V.(a)	2,348	18,082
Russia-0.00%
Alrosa PJSC(d)	11,439	0
Gazprom PJSC(a)(d)	43,562	0
Severstal PAO(d)	1,045	0
		0
Saudi Arabia-0.52%
ACWA Power Co.(a)	917	53,699
Al Rajhi Co. for Cooperative Insurance(a)	387	12,238
Astra Industrial Group Co.	133	4,958
		70,895
South Africa-1.47%
Capitec Bank Holdings Ltd.	479	93,540
Harmony Gold Mining Co. Ltd.	2,539	34,247
Mr Price Group Ltd.	1,216	14,175
Nedbank Group Ltd.	1,812	24,911
OUTsurance Group Ltd.	4,916	20,984
Pepkor Holdings Ltd.(c)	7,970	12,058
		199,915
South Korea-8.81%
Alteogen, Inc.(a)	334	107,743
Coupang, Inc.(a)	6,026	177,345
Hanmi Semiconductor Co. Ltd.	146	9,470
Hanwha Aerospace Co. Ltd.	186	132,702
Hanwha Ocean Co. Ltd.(a)	669	53,780
HD Hyundai Electric Co. Ltd.	180	64,055
HD Hyundai Heavy Industries Co. Ltd.	167	58,610
HD Hyundai Mipo Co. Ltd.	102	15,522
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	254	65,274
Hyundai Glovis Co. Ltd.	225	23,767
Hyundai Motor Co., First Pfd.	79	9,146
Hyundai Motor Co., Second Pfd.	134	15,858
Hyundai Rotem Co. Ltd.	363	52,475
Industrial Bank of Korea	1,012	14,119
KB Financial Group, Inc.	1,549	123,065
Krafton, Inc.(a)	133	31,316
LIG Nex1 Co. Ltd.	54	24,316
LS Electric Co. Ltd.	108	23,837
Meritz Financial Group, Inc.	394	32,721
NH Investment & Securities Co. Ltd.	599	8,684
Rainbow Robotics(a)	37	7,294
Samsung Heavy Industries Co. Ltd.(a)	3,252	44,388
Samyang Foods Co. Ltd.	34	35,133
SK Square Co. Ltd.(a)	320	34,467
SKC Co. Ltd.(a)	71	5,109
Yuhan Corp.	320	26,946
		1,197,142
Taiwan-21.02%
Caliway Biopharmaceuticals Co. Ltd.(a)	9,500	39,290
Cathay Financial Holding Co. Ltd.	51,036	103,442
Chroma ATE, Inc.	1,881	26,935
CTBC Financial Holding Co. Ltd.	87,303	119,962
Delta Electronics, Inc.	8,049	151,628
Eva Airways Corp.	13,391	16,885
Fubon Financial Holding Co. Ltd.	51,368	140,988
Hon Hai Precision Industry Co. Ltd.	59,002	346,960
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Taiwan-(continued)
Hua Nan Financial Holdings Co. Ltd.	49,033	$46,983
International Games System Co. Ltd.	1,723	45,052
Jentech Precision Industrial Co. Ltd.	359	17,080
KGI Financial Holding Co. Ltd.	77,445	39,230
Lotes Co. Ltd.	413	19,312
MediaTek, Inc.	5,875	266,047
MiTAC Holdings Corp.(a)	3,308	8,377
PharmaEssentia Corp.(a)	1,906	31,466
Radiant Opto-Electronics Corp.	1,905	8,756
SinoPac Financial Holdings Co. Ltd.	41,262	34,046
Taiwan Business Bank	24,753	13,300
Taiwan Semiconductor Manufacturing Co. Ltd.	34,513	1,328,726
Yuanta Financial Holding Co. Ltd.	49,449	51,292
		2,855,757
Thailand-1.57%
Advanced Info Service PCL, NVDR	4,443	39,475
Delta Electronics Thailand PCL, NVDR	17,308	76,613
Kasikornbank PCL, NVDR	6,568	32,478
Krung Thai Bank PCL, NVDR	20,872	14,033
SCB X PCL, NVDR	3,919	15,140
True Corp. PCL, NVDR(a)	114,028	36,177
		213,916
Turkey-1.17%
Akbank T.A.S.	12,815	21,248
Aksa Akrilik Kimya Sanayii A.S.	5,275	1,235
Aselsan Elektronik Sanayi Ve Ticaret A.S.	6,012	27,652
BIM Birlesik Magazalar A.S.	1,561	20,389
Gubre Fabrikalari T.A.S.(a)	358	2,189
Haci Omer Sabanci Holding A.S.	4,287	10,044
Migros Ticaret A.S.	337	4,346
MLP Saglik Hizmetleri A.S.(a)(c)	382	3,590
Pegasus Hava Tasimaciligi A.S.(a)	841	5,209
TAV Havalimanlari Holding A.S.(a)	1,331	8,043
Turk Telekomunikasyon A.S.(a)	1,728	2,316
Turkcell Iletisim Hizmetleri A.S.	5,670	12,999
Turkiye Garanti Bankasi A.S.	3,944	13,828
Turkiye Halk Bankasi A.S.(a)	2,394	1,652
Turkiye Is Bankasi A.S., Class C	26,514	9,653
Turkiye Sigorta A.S.	7,664	1,866
	Shares	Value
Turkey-(continued)
Turkiye Vakiflar Bankasi T.A.O.(a)	5,326	$3,771
Yapi Ve Kredi Bankasi A.S.(a)	10,162	8,405
		158,435
United Arab Emirates-3.27%
Abu Dhabi Commercial Bank PJSC	15,114	66,880
Abu Dhabi Islamic Bank PJSC	8,429	55,344
ADNOC Drilling Co. PJSC, Class C	13,626	21,662
ADNOC Logistics & Services	5,621	7,126
Aldar Properties PJSC	17,789	45,970
Dubai Islamic Bank PJSC	13,371	36,262
Emaar Development PJSC	5,437	22,188
Emaar Properties PJSC	42,090	174,305
Salik Co. PJSC	8,288	14,424
		444,161
United States-0.26%
JBS N.V., BDR(a)	1,713	23,519
Titan S.A.	288	11,908
		35,427
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $12,166,537)		13,583,797
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.05%
Invesco Private Government Fund, 4.32%(e)(f)(g)	77,332	77,332
Invesco Private Prime Fund, 4.46%(e)(f)(g)	200,893	200,933
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $278,265)		278,265
TOTAL INVESTMENTS IN SECURITIES-102.03% (Cost $12,444,802)		13,862,062
OTHER ASSETS LESS LIABILITIES-(2.03)%		(276,149)
NET ASSETS-100.00%		$13,585,913
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BDR-Brazilian Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Pfd.-Preferred

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $1,686,112, which represented 12.41% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,162	$1,035,803	$(1,160,965)	$-	$-	$-	$1,715
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,135	1,118,362	(1,054,165)	-	-	77,332	1,944 *
Invesco Private Prime Fund	34,752	2,748,892	(2,582,698)	4	(17)	200,933	5,179 *
Total	$173,049	$4,903,057	$(4,797,828)	$4	$(17)	$278,265	$8,838

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Australia-12.86%
ANZ Group Holdings Ltd.	94,227	$1,852,517
APA Group	314,432	1,694,295
ASX Ltd.	37,056	1,664,105
Atlas Arteria Ltd.	511,653	1,693,240
Aurizon Holdings Ltd.(a)	1,077,578	2,241,044
Brambles Ltd.	113,843	1,744,988
Cleanaway Waste Management Ltd.	1,149,263	2,121,956
Coles Group Ltd.	166,012	2,214,406
Commonwealth Bank of Australia	14,534	1,653,120
CSL Ltd.	12,411	2,150,917
Lottery Corp. Ltd. (The)	660,260	2,294,311
Medibank Pvt. Ltd.	569,146	1,863,674
National Australia Bank Ltd.	66,456	1,652,295
Orica Ltd.	137,303	1,878,519
Rio Tinto PLC	28,711	1,713,508
Scentre Group	791,644	1,898,132
Sonic Healthcare Ltd.	104,254	1,844,444
Stockland	466,408	1,656,639
Telstra Group Ltd.	876,218	2,797,793
TPG Telecom Ltd.	495,394	1,760,438
Transurban Group	258,203	2,289,318
Vicinity Ltd.	1,052,023	1,659,504
Washington H Soul Pattinson & Co. Ltd.(a)	92,662	2,411,859
Wesfarmers Ltd.	32,820	1,798,592
Westpac Banking Corp.	81,721	1,767,663
Woolworths Group Ltd.	96,390	1,949,565
		50,266,842
Belgium-1.86%
Ackermans & van Haaren N.V.	6,996	1,721,133
Ageas S.A./N.V.	31,796	2,168,230
Anheuser-Busch InBev S.A./N.V.	24,134	1,391,602
Groupe Bruxelles Lambert N.V.	23,756	1,991,835
		7,272,800
Canada-18.78%
Bank of Montreal(a)	17,091	1,890,635
Bank of Nova Scotia (The)	44,130	2,460,657
Canadian Imperial Bank of Commerce	31,245	2,238,033
Canadian National Railway Co.	16,623	1,555,592
Canadian Tire Corp. Ltd., Class A(a)	13,299	1,785,128
CCL Industries, Inc., Class B	29,709	1,664,288
CGI, Inc., Class A	16,441	1,588,506
Choice Properties REIT(a)	210,576	2,161,277
Dollarama, Inc.	12,051	1,650,731
Element Fleet Management Corp.	73,375	1,912,723
Emera, Inc.(a)	51,209	2,409,792
Empire Co. Ltd., Class A	50,057	1,997,863
Enbridge, Inc.	51,391	2,332,491
FirstService Corp.	10,244	2,023,682
Fortis, Inc.(a)	53,291	2,613,381
George Weston Ltd.	10,848	2,065,871
Great-West Lifeco, Inc.	50,914	1,916,065
Hydro One Ltd.(b)	67,763	2,401,640
IGM Financial, Inc.	58,286	1,934,224
Intact Financial Corp.	9,636	1,996,131
Loblaw Cos. Ltd.	12,977	2,103,183
Metro, Inc.	30,049	2,302,768
National Bank of Canada	19,481	2,030,882
Pembina Pipeline Corp.(a)	51,515	1,918,934
Power Corp. of Canada	54,707	2,209,568
Quebecor, Inc., Class B	74,437	2,098,697
	Shares	Value
Canada-(continued)
Rogers Communications, Inc., Class B	65,660	$2,197,928
Royal Bank of Canada	17,766	2,284,631
Saputo, Inc.	86,340	1,814,792
Sun Life Financial, Inc.	31,317	1,913,609
TC Energy Corp.	38,796	1,856,528
TELUS Corp.	117,051	1,889,681
Thomson Reuters Corp.(a)	10,192	2,049,974
TMX Group Ltd.	47,971	1,954,856
Toromont Industries Ltd.(a)	20,892	2,122,974
Toronto-Dominion Bank (The)	28,361	2,070,227
		73,417,942
China-0.48%
Wilmar International Ltd.	820,946	1,859,599
Denmark-0.47%
Tryg A/S	76,063	1,840,668
Finland-1.50%
Elisa OYJ	38,392	1,981,173
Kone OYJ, Class B	29,517	1,817,916
Sampo OYJ	192,272	2,069,846
		5,868,935
France-5.21%
Air Liquide S.A.	9,121	1,799,703
AXA S.A.	36,659	1,785,726
Bollore SE	292,996	1,694,982
Bouygues S.A.	42,865	1,770,215
Credit Agricole S.A.	96,573	1,782,599
Danone S.A.	27,189	2,231,596
ENGIE S.A.	88,415	1,993,248
Orange S.A.	152,283	2,323,190
TotalEnergies SE	28,158	1,679,346
Veolia Environnement S.A.	48,980	1,664,761
Vinci S.A.	11,861	1,652,435
		20,377,801
Germany-3.22%
Allianz SE	4,960	1,965,837
Beiersdorf AG	13,746	1,713,124
Deutsche Boerse AG	6,020	1,747,227
Deutsche Telekom AG	52,160	1,876,259
E.ON SE	102,644	1,878,058
Henkel AG & Co. KGaA, Preference Shares(a)	24,521	1,895,115
Symrise AG	16,383	1,489,435
		12,565,055
Hong Kong-4.17%
CLP Holdings Ltd.	287,159	2,492,477
HK Electric Investments & HK Electric Investments Ltd.	4,669,883	3,640,379
HKT Trust & HKT Ltd.(a)	1,509,698	2,377,136
Hong Kong & China Gas Co. Ltd. (The)	2,316,531	2,067,650
MTR Corp. Ltd.(a)	485,901	1,747,918
Power Assets Holdings Ltd.	293,856	1,934,777
Sino Land Co. Ltd.	1,781,635	2,053,690
		16,314,027
Ireland-0.37%
Kerry Group PLC, Class A	15,733	1,457,525
Israel-2.09%
Bank Hapoalim B.M.	103,659	1,946,676
First International Bank of Israel Ltd. (The)	30,074	2,091,823
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Israel-(continued)
Melisron Ltd.	19,434	$2,240,747
Mizrahi Tefahot Bank Ltd.	30,525	1,888,314
		8,167,560
Italy-3.42%
Assicurazioni Generali S.p.A.	49,692	1,859,243
Enel S.p.A.	210,681	1,863,301
Eni S.p.A.(a)	111,509	1,908,751
Infrastrutture Wireless Italiane S.p.A.(a)(b)	151,781	1,799,670
Poste Italiane S.p.A.(b)	94,109	2,039,187
Snam S.p.A.	335,433	1,949,632
Terna S.p.A.	200,662	1,947,297
		13,367,081
Japan-13.44%
Advance Residence Investment Corp.(a)	2,413	2,493,709
ANA Holdings, Inc.(a)	97,823	1,817,565
Daito Trust Construction Co. Ltd.	18,735	1,921,934
Daiwa House REIT Investment Corp.	1,593	2,669,411
GLP J-Reit	2,571	2,257,547
Haseko Corp.	116,417	1,735,426
Invincible Investment Corp.	4,011	1,787,585
Japan Metropolitan Fund Investment Corp.	3,410	2,485,199
Japan Real Estate Investment Corp.	2,735	2,222,870
KDDI Corp.	105,501	1,734,951
KDX Realty Investment Corp.	1,943	2,092,302
Kirin Holdings Co. Ltd.	137,257	1,812,394
McDonald’s Holdings Co. (Japan) Ltd.(a)	47,105	1,884,869
MEIJI Holdings Co. Ltd.	82,131	1,664,135
Nippon Building Fund, Inc.	2,449	2,251,090
Nippon Prologis REIT, Inc.	3,345	1,808,830
Nisshin Seifun Group, Inc.	156,549	1,818,367
Nomura Real Estate Master Fund, Inc.	2,245	2,369,196
NTT, Inc.(a)	1,912,121	1,934,891
OBIC Co. Ltd.	46,804	1,669,720
ORIX JREIT, Inc.	1,941	2,542,480
SoftBank Corp.	1,314,141	1,902,568
Takeda Pharmaceutical Co. Ltd.	56,562	1,556,895
Tokyu Corp.	144,298	1,627,614
United Urban Investment Corp.	2,308	2,539,270
Yamada Holdings Co. Ltd.	634,938	1,939,037
		52,539,855
Netherlands-1.91%
EXOR N.V.	17,745	1,715,222
Koninklijke Ahold Delhaize N.V.	49,207	1,949,208
Koninklijke KPN N.V.	496,070	2,222,701
Wolters Kluwer N.V.	10,018	1,564,975
		7,452,106
Norway-3.26%
DNB Bank ASA	67,815	1,723,245
Gjensidige Forsikring ASA	69,070	1,824,779
Mowi ASA	92,742	1,735,145
Orkla ASA	163,238	1,724,163
SpareBank 1 Sør-Norge ASA, Class B	98,364	1,730,365
Storebrand ASA	132,129	1,884,518
Telenor ASA	138,093	2,127,784
		12,749,999
Singapore-6.97%
CapitaLand Ascendas REIT	1,052,494	2,255,348
CapitaLand Integrated Commercial Trust	1,366,384	2,308,956
City Developments Ltd.	492,900	2,335,363
	Shares	Value
Singapore-(continued)
Genting Singapore Ltd.	3,218,452	$1,816,947
Jardine Cycle & Carriage Ltd.	110,367	2,236,720
Keppel Ltd.	321,699	2,091,719
Mapletree Industrial Trust	1,334,666	2,082,294
Mapletree Pan Asia Commercial Trust(a)	1,953,275	1,937,076
Oversea-Chinese Banking Corp. Ltd.	151,106	1,959,793
Singapore Airlines Ltd.	375,655	1,963,697
Singapore Telecommunications Ltd.	569,728	1,699,248
United Overseas Bank Ltd.	66,768	1,856,499
UOL Group Ltd.	509,590	2,695,973
		27,239,633
Spain-1.91%
Aena S.M.E. S.A.(b)	71,136	1,921,183
Endesa S.A.	57,336	1,666,491
Iberdrola S.A.	110,466	1,947,294
Telefonica S.A.(a)	368,985	1,909,848
		7,444,816
Sweden-4.11%
Alfa Laval AB	40,669	1,772,304
Assa Abloy AB, Class B	53,140	1,763,722
Essity AB, Class B	66,929	1,655,284
Holmen AB, Class B(a)	46,337	1,727,386
Industrivarden AB, Class C(a)	49,857	1,846,759
Investor AB, Class B	58,675	1,705,504
L E Lundbergforetagen AB, Class B(a)	37,478	1,833,586
Tele2 AB, Class B	128,050	1,985,000
Telia Co. AB(a)	504,798	1,788,180
		16,077,725
Switzerland-3.91%
Chocoladefabriken Lindt & Spruengli AG, PC(a)	112	1,647,990
EMS-Chemie Holding AG	2,476	1,948,576
Givaudan S.A.	346	1,446,757
Nestle S.A.	19,315	1,688,104
Schindler Holding AG, PC	5,139	1,858,905
Swiss Life Holding AG	2,013	2,085,575
Swisscom AG	3,801	2,641,718
Zurich Insurance Group AG	2,863	1,953,352
		15,270,977
United Kingdom-7.88%
Admiral Group PLC	39,425	1,780,777
Auto Trader Group PLC(b)	154,953	1,714,148
Aviva PLC	215,331	1,843,552
Berkeley Group Holdings PLC (The)	30,053	1,448,260
British American Tobacco PLC	36,860	1,978,900
Coca-Cola Europacific Partners PLC	20,551	1,991,803
Compass Group PLC	52,798	1,859,088
Haleon PLC	354,108	1,664,402
Imperial Brands PLC	51,320	2,004,513
London Stock Exchange Group PLC	11,818	1,443,502
National Grid PLC	125,769	1,770,931
Pearson PLC	141,035	1,998,448
RELX PLC	36,903	1,921,442
Shell PLC	50,782	1,828,488
SSE PLC	70,580	1,733,612
Tesco PLC	331,509	1,866,366
Unilever PLC	33,328	1,937,661
		30,785,893
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
United States-1.84%
Ferrovial SE	33,013	$1,697,313
Novartis AG	15,196	1,731,054
Sanofi S.A.	17,548	1,579,922
Waste Connections, Inc.	11,685	2,186,812
		7,195,101
Total Common Stocks & Other Equity Interests (Cost $360,178,832)		389,531,940
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $34,342)	34,342	34,342
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.67% (Cost $360,213,174)		389,566,282
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.86%
Invesco Private Government Fund, 4.32%(c)(d)(e)	8,525,746	$8,525,746
Invesco Private Prime Fund, 4.46%(c)(d)(e)	22,194,792	22,199,231
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,725,086)		30,724,977
TOTAL INVESTMENTS IN SECURITIES-107.53% (Cost $390,938,260)		420,291,259
OTHER ASSETS LESS LIABILITIES-(7.53)%		(29,423,040)
NET ASSETS-100.00%		$390,868,219

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $9,875,828, which represented 2.53% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,736,106	$(9,701,764)	$-	$-	$34,342	$12,381
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,055,427	59,314,750	(55,844,431)	-	-	8,525,746	251,932 *
Invesco Private Prime Fund	13,130,209	111,037,636	(101,967,025)	757	(2,346)	22,199,231	679,071 *
Total	$18,185,636	$180,088,492	$(167,513,220)	$757	$(2,346)	$30,759,319	$943,384

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Australia-8.58%
Aristocrat Leisure Ltd.	139,431	$6,254,948
Brambles Ltd.	201,673	3,091,248
Coles Group Ltd.	207,428	2,766,847
Commonwealth Bank of Australia	290,776	33,073,322
Computershare Ltd.	87,716	2,365,672
Evolution Mining Ltd.	352,074	1,596,365
Goodman Group	272,787	6,110,490
Insurance Australia Group Ltd.	514,830	2,895,355
JB Hi-Fi Ltd.(a)	26,326	1,878,493
Macquarie Group Ltd.	49,718	6,898,077
National Australia Bank Ltd.	414,367	10,302,405
Pro Medicus Ltd.	16,306	3,354,765
Qantas Airways Ltd.	152,589	1,060,233
QBE Insurance Group Ltd.	234,359	3,483,025
SGH Ltd.	24,213	793,422
Suncorp Group Ltd.	228,716	3,071,611
Technology One Ltd.	86,521	2,267,490
Wesfarmers Ltd.	164,665	9,023,922
Westpac Banking Corp.	688,428	14,891,013
		115,178,703
Austria-0.69%
BAWAG Group AG(b)(c)	23,326	2,952,561
Erste Group Bank AG	69,006	6,328,709
		9,281,270
Belgium-0.72%
Ageas S.A./N.V.	26,397	1,800,062
UCB S.A.	36,395	7,842,609
		9,642,671
Cameroon-0.07%
Golar LNG Ltd.(a)	22,603	930,339
Canada-15.74%
Agnico Eagle Mines Ltd.	140,325	17,458,539
Alamos Gold, Inc., Class A(a)	87,647	2,134,516
AtkinsRealis Group, Inc.	26,412	1,874,277
Bank of Nova Scotia (The)	182,787	10,192,073
Brookfield Asset Management Ltd., Class A	77,616	4,796,580
Brookfield Corp.	303,593	20,380,070
Canadian Imperial Bank of Commerce	248,627	17,808,782
Descartes Systems Group, Inc. (The)(c)	12,779	1,353,092
Dollarama, Inc.	39,600	5,424,359
Enbridge, Inc.	532,756	24,180,275
Fairfax Financial Holdings Ltd.	3,014	5,342,729
George Weston Ltd.	8,922	1,699,087
iA Financial Corp., Inc.	15,380	1,508,799
IGM Financial, Inc.	13,158	436,649
Intact Financial Corp.	23,732	4,916,166
Kinross Gold Corp.	288,978	4,633,932
Loblaw Cos. Ltd.	26,005	4,214,633
Manulife Financial Corp.	354,636	10,996,525
Metro, Inc.	33,715	2,583,707
National Bank of Canada(a)	62,797	6,546,549
Pan American Silver Corp.	57,979	1,569,675
Pembina Pipeline Corp.(a)	75,961	2,829,548
Royal Bank of Canada	322,202	41,433,795
Sun Life Financial, Inc.	80,418	4,913,900
TC Energy Corp.	206,519	9,882,678
TMX Group Ltd.(a)	52,272	2,130,125
		211,241,060
	Shares	Value
China-0.21%
BOC Hong Kong (Holdings) Ltd.	621,797	$2,792,029
Finland-0.06%
Amer Sports, Inc.(c)	23,159	869,389
France-3.25%
Cie de Saint-Gobain S.A.	74,398	8,559,784
EssilorLuxottica S.A.(a)	59,559	17,762,134
Safran S.A.	52,115	17,235,449
		43,557,367
Germany-17.22%
adidas AG	23,650	4,533,473
Allianz SE	70,648	28,000,504
Commerzbank AG	189,456	6,928,960
Deutsche Bank AG	330,537	10,918,707
Deutsche Boerse AG	31,128	9,034,498
Deutsche Telekom AG	862,794	31,035,753
Fresenius SE & Co. KGaA	67,691	3,240,424
Heidelberg Materials AG	27,440	6,348,849
MTU Aero Engines AG	10,457	4,523,962
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	20,140	13,223,784
Rheinmetall AG	12,654	25,122,112
SAP SE	238,291	68,340,746
Siemens Energy AG, Class A(c)	170,583	19,807,874
		231,059,646
Hong Kong-0.09%
Cathay Pacific Airways Ltd.	159,438	236,975
Hongkong Land Holdings Ltd.	151,428	914,736
		1,151,711
Ireland-0.14%
AIB Group PLC	244,937	1,937,896
Israel-1.96%
Bank Hapoalim B.M.	262,050	4,921,197
Bank Leumi le-Israel B.M.	345,164	6,394,147
Big Shopping Centers Ltd.(c)	2,652	505,837
Cellebrite DI Ltd.(c)	24,290	339,574
Check Point Software Technologies Ltd.(c)	10,687	1,989,919
Clal Insurance Enterprises Holdings Ltd.	11,655	559,579
Elbit Systems Ltd.	3,796	1,753,696
First International Bank of Israel Ltd. (The)	7,410	515,409
Harel Insurance Investments & Financial Services Ltd.(a)	29,459	889,321
Israel Discount Bank Ltd., Class A	222,853	2,134,277
Menora Mivtachim Holdings Ltd.	5,324	463,470
Migdal Insurance & Financial Holdings Ltd.	88,157	269,423
Nova Ltd.(c)	3,680	982,737
Phoenix Finance Ltd.	36,477	1,244,644
Plus500 Ltd.	15,802	702,753
Shufersal Ltd.	52,273	632,864
Tower Semiconductor Ltd.(c)	16,804	780,839
Wix.com Ltd.(c)	9,015	1,226,311
		26,305,997
Italy-5.31%
Assicurazioni Generali S.p.A.	271,874	10,172,259
Banca Mediolanum S.p.A.	49,538	876,356
FinecoBank Banca Fineco S.p.A.	95,130	2,031,649
Intesa Sanpaolo S.p.A.	3,446,916	20,829,562
Leonardo S.p.A.	86,683	4,686,205
Mediobanca Banca di Credito Finanziario S.p.A.	85,622	1,890,620
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Italy-(continued)
Poste Italiane S.p.A.(b)	116,235	$2,518,621
Prysmian S.p.A.	53,263	4,266,259
UniCredit S.p.A.	324,238	23,925,473
		71,197,004
Japan-9.30%
ASICS Corp.	227,051	5,348,627
BayCurrent, Inc.	21,171	1,218,104
Fujikura Ltd.	82,266	5,595,734
Hitachi Ltd.	604,543	18,536,902
IHI Corp.	46,300	5,166,268
Kawasaki Heavy Industries Ltd.	27,880	2,040,288
Konami Group Corp.	15,217	2,070,029
Mitsubishi Heavy Industries Ltd.	660,356	15,798,876
Mizuho Financial Group, Inc.	363,792	10,692,249
MonotaRO Co. Ltd.	41,809	745,998
MS&AD Insurance Group Holdings, Inc.	167,917	3,594,999
NEC Corp.	167,984	4,833,586
NS Solutions Corp.(a)	11,147	261,976
Obayashi Corp.	90,793	1,339,660
Otsuka Holdings Co. Ltd.	73,335	3,498,534
Rakuten Bank Ltd.(c)	15,216	710,225
Recruit Holdings Co. Ltd.	284,536	16,916,066
Ricoh Co. Ltd.	80,858	710,440
Ryohin Keikaku Co. Ltd.(a)	49,195	2,307,868
Sanrio Co. Ltd.	55,483	2,281,202
Sanwa Holdings Corp.	62,197	1,700,287
Seibu Holdings, Inc.(a)	32,255	903,184
Sompo Holdings, Inc.	152,037	4,492,209
Sumitomo Mitsui Financial Group, Inc.	531,806	13,442,852
ZOZO, Inc.	63,370	628,595
		124,834,758
Netherlands-2.30%
argenx SE(c)	12,069	8,129,698
ING Groep N.V.	422,910	9,885,043
Koninklijke Ahold Delhaize N.V.	177,800	7,043,087
Wolters Kluwer N.V.	36,950	5,772,192
		30,830,020
New Zealand-0.38%
Fisher & Paykel Healthcare Corp. Ltd.	102,942	2,235,211
Xero Ltd.(c)	25,295	2,918,428
		5,153,639
Norway-0.73%
Gjensidige Forsikring ASA	33,320	880,290
Kongsberg Gruppen ASA	131,538	3,948,048
Orkla ASA	126,200	1,332,958
SpareBank 1 Sør-Norge ASA, Class B	27,557	484,767
Storebrand ASA	91,894	1,310,658
Telenor ASA	87,564	1,349,216
Vend Marketplaces ASA, Class B	12,620	476,265
		9,782,202
Singapore-4.73%
DBS Group Holdings Ltd.	541,126	19,877,828
Oversea-Chinese Banking Corp. Ltd.	858,444	11,133,723
Sea Ltd., ADR(c)	104,993	16,447,153
Singapore Exchange Ltd.	141,911	1,741,465
Singapore Technologies Engineering Ltd.(a)	241,292	1,624,554
Singapore Telecommunications Ltd.	1,461,605	4,359,324
United Overseas Bank Ltd.	296,927	8,256,121
		63,440,168
	Shares	Value
Spain-2.59%
ACS Actividades de Construccion y Servicios S.A.	32,902	$2,277,392
Aena S.M.E. S.A.(b)	109,864	2,967,118
CaixaBank S.A.	721,697	6,809,885
Iberdrola S.A.(a)	858,178	15,127,920
Industria de Diseno Textil S.A.	156,625	7,503,483
		34,685,798
Sweden-3.94%
AAK AB	27,423	707,570
Addtech AB, Class B	34,318	1,157,190
Investor AB, Class A	93,381	2,717,306
Investor AB, Class B	288,724	8,392,330
Lifco AB, Class B	32,105	1,147,066
Nordnet AB publ(a)	28,005	758,588
Securitas AB, Class B(a)	79,172	1,178,564
Skanska AB, Class B	51,734	1,210,414
Spotify Technology S.A.(c)	45,327	28,399,178
Tele2 AB, Class B	107,208	1,661,913
Telefonaktiebolaget LM Ericsson, Class B(a)	490,953	3,576,840
Telia Co. AB(a)	308,287	1,092,066
Trelleborg AB, Class B	23,270	848,062
		52,847,087
Switzerland-3.29%
ABB Ltd.	227,956	14,888,764
Galderma Group AG, Class A	10,486	1,616,481
Sandoz Group AG(a)	68,026	3,891,292
Schindler Holding AG	3,063	1,074,549
Swiss Life Holding AG	4,116	4,264,395
Zurich Insurance Group AG	27,044	18,451,436
		44,186,917
United Kingdom-16.35%
3i Group PLC	193,848	10,613,938
Aviva PLC	357,927	3,064,385
Barclays PLC	4,067,382	19,922,105
British American Tobacco PLC	421,730	22,641,388
Compass Group PLC	271,045	9,543,857
HSBC Holdings PLC	3,399,757	41,503,852
Imperial Brands PLC	185,877	7,260,189
InterContinental Hotels Group PLC	30,533	3,519,706
International Consolidated Airlines Group S.A.(a)	719,130	3,600,548
Lloyds Banking Group PLC	11,318,920	11,630,698
London Stock Exchange Group PLC	92,929	11,350,755
NatWest Group PLC	1,887,693	13,130,376
Pearson PLC	126,661	1,794,771
RELX PLC	254,022	13,226,253
Rolls-Royce Holdings PLC	2,115,711	30,089,656
Standard Chartered PLC	490,685	8,814,488
Tesco PLC	1,123,573	6,325,617
Weir Group PLC (The)	36,933	1,300,143
		219,332,725
United States-2.21%
ARM Holdings PLC, ADR(a)(c)	14,167	2,002,860
CyberArk Software Ltd.(c)	7,864	3,235,800
Holcim AG(c)	94,554	7,542,533
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
Swiss Re AG	51,861	$9,285,477
Waste Connections, Inc.(a)	40,818	7,638,964
		29,705,634
Total Common Stocks & Other Equity Interests (Cost $1,199,075,173)		1,339,944,030
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $640,836)	640,836	640,836
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,199,716,009)		1,340,584,866
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.98%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,671,561	$3,671,561
Invesco Private Prime Fund, 4.46%(d)(e)(f)	9,553,393	9,555,304
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,226,865)		13,226,865
TOTAL INVESTMENTS IN SECURITIES-100.89% (Cost $1,212,942,874)		1,353,811,731
OTHER ASSETS LESS LIABILITIES-(0.89)%		(12,008,310)
NET ASSETS-100.00%		$1,341,803,421

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $8,438,300, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,327,522	$(15,686,686)	$-	$-	$640,836	$14,589
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,796,768	89,982,665	(90,107,872)	-	-	3,671,561	238,500 *
Invesco Private Prime Fund	9,913,593	206,763,710	(207,120,348)	90	(1,741)	9,555,304	646,801 *
Total	$13,710,361	$313,073,897	$(312,914,906)	$90	$(1,741)	$13,867,701	$899,890

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$82,055,148	$304,272,909	$0	$386,328,057
Money Market Funds	193,030	7,849,010	-	8,042,040
Total Investments in Securities	82,248,178	312,417,123	-	394,370,097
Other Investments - Assets*
Futures Contracts	52,067	-	-	52,067
Total Investments	$82,300,245	$312,121,919	$0	$394,422,164
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$863,267	$12,720,530	$0	$13,583,797
Money Market Funds	-	278,265	-	278,265
Total Investments	$863,267	$12,998,795	$0	$13,862,062
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$77,596,557	$311,935,383	$-	$389,531,940
Money Market Funds	34,342	30,724,977	-	30,759,319
Total Investments	$77,630,899	$342,660,360	$-	$420,291,259
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$274,320,547	$1,065,623,483	$-	$1,339,944,030
Money Market Funds	640,836	13,226,865	-	13,867,701
Total Investments	$274,961,383	$1,078,850,348	$-	$1,353,811,731

*	Unrealized appreciation (depreciation).